Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense Disclosure [Line Items]
Tax expense	$ 10,631	$ 3,323	$ 0
Canada And Namibia
Income Tax Expense Disclosure [Line Items]
Tax expense	$ 10,600	$ 3,300	$ 0